Schedule of Short-term and Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 3,184	$ 2,944	$ 1,900
Less current portion of long-term debt	(344)	(1,011)
Total long-term debt, net of current portion	2,840	1,933	1,900
Senior Secured Convertible Debenture [Member]
Debt Instrument [Line Items]
Senior Secured Convertible Debenture	500	500
Debt Discount	(417)	(467)
EDIL Loan	200
Senior Secured Convertible Debenture, net	283	33
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Total debt	1,000	1,000	1,900
Paycheck Protection Program Loan 2 [Member]
Debt Instrument [Line Items]
Total debt	1,900	1,900
IPFS Insurance Premium Note Payable [Member]
Debt Instrument [Line Items]
Total debt	$ 1	$ 11